STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.51%	1.25%
Expected life of employee stock options	2 years 8 months 12 days	2 years 9 months 18 days
Expected volatility of the Company's share price (as a percent)	35.00%	37.50%
Expected dividend yield (as a percent)	1.79%	2.17%